Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

Years ending December 31,
From April 1,2020 to December 31,2020	$7,464
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$63,425

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Schedule of obligated to make future minimum payments under the non-cancelable

Years ending December 31,
From April 1, 2020 to December 31,2020(a)	$42,184
2021	45,948
2022	24,285
2023	13,689
2024	4,950
Thereafter	4,100
Total	$135,156

(a)    2020 balance includes $14,965 of contingent success fees

Years ending December 31,
2020(a)	$74,390
2021	54,725
2022	33,885
2023	13,689
2024	4,950
Thereafter	4,100
Total	$185,739
(a) 2020 balance includes $13,880 of contingent success fees.